OTHER NON-CURRENT LIABILITIES - THIRD PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Warranty provision	$ 28,409		$ 20,366
Nonrelated Party
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Deposits from third parties	18,372	$ 18,442
Conditional and refundable government grants (i)	11,746	77,624
Warranty provision	28,409	28,938
Total	$ 58,527	$ 125,004